Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule of Information Regarding Notional Amounts of Foreign Exchange Forward Contracts

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	September 29, 2012	December 31, 2011	September 29, 2012	December 31, 2011
Foreign currency exchange contracts not designated as hedges	186,230	197,900	$12,874	$14,576

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Foreign exchange contracts not designated as hedges	197,900	116,910	$14,576	$9,428

Summary of Location and Fair Value of Derivative Instruments in Condensed Consolidated Balance Sheets

The following table summarizes the location and fair value of derivative instruments in our unaudited condensed consolidated balance sheets (in thousands):

	Balance Sheet Location	September 29, 2012	December 31, 2011
Derivative Assets:
Foreign currency exchange forward contracts not designated as hedges	Other current assets	$1,459	$—

Derivative Liabilities:
Foreign currency exchange forward contracts not designated as hedges	Other current liabilities	$—	$545

The following table summarizes the fair value of derivative instruments in our consolidated balance sheets (in thousands):

	Balance Sheet Location	December 31, 2011	December 31, 2010
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$—	$374

Derivative Liabilities:
Interest rate swap agreements designated as cash flow hedges	Other current liabilities	$—	$6,707
Foreign exchange forward contracts not designated as hedges	Other current liabilities	545	—

		$545	$6,707

Summary of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations

The following table summarizes the effect of derivative instruments on our unaudited condensed consolidated statements of operations (in thousands):

		Three Months Ended		Nine Months Ended
	Location of gain (loss)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$—	$(1,807)	$—	$(5,384)
Foreign currency exchange forward contracts not designated as hedges	Other income (expense), net	281	(2,121)	2,004	(2,088)

		$281	$(3,928)	$2,004	$(7,472)

(1)	Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The following table summarizes the effect our derivative instruments have on our consolidated statements of operations (in thousands):

		Year Ended December 31,
	Location of gain (loss)	2011	2010	2009
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(7,154)	$(12,211)	$(18,164)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	(830)	285	2,913

		$(7,984)	$(11,926)	$(15,251)

(1)	Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

Summary of Pre-tax Loss on Derivative Instruments Designated as Cash Flow Hedges Recognized in Other Comprehensive Income (Loss)

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Interest rate swaps designated as cash flow hedges	$—	$9	$—	$435

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest rate swap agreements designated as cash flow hedges	$447	$7,674	$16,136